Schedule of finance costs (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Finance Costs
Bank overdrafts interest			$ 680	$ 4,145
Lease liabilities interest			6,645
Hire purchase interest				28
Term loan interest				1,652
Invoice financing interest				11,556
Finance Costs	$ 6,586	$ 5,439	$ 7,325	$ 17,381